DEBT FINANCING ARRANGEMENTS (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
DEBT FINANCING ARRANGEMENTS
Loans and advances	$ 110,092	$ 105,092	$ 470,092
Convertible notes payable	3,324,590	3,368,260	3,054,869
Factoring agreements	537,066	537,066	577,177
Debt - third party	3,971,748	4,010,418	4,102,138
Line of credit, related party secured by assets	2,742,929	2,742,929	2,742,929
Debt - other related party, net of discounts	2,015,500	2,015,500	2,015,500
Convertible debt - related party	553,100	553,100	553,100
Shareholder debt	665,618	567,620	4,150
Debt - related party	5,977,147	5,879,149	5,315,679
Total financing arrangements	9,948,895	9,889,567	9,417,817
Less current liabilities:
Loans, advances and agreements - third party	(647,158)	(642,158)	(902,809)
Convertible notes payable, third party		(3,368,260)	(3,054,869)
Debt - related party, net of discount	(5,424,047)	(5,326,049)	(4,762,579)
Convertible notes payable - related party	553,100	553,100	(553,100)
Total	(9,948,895)	(9,889,567)	(9,273,357)
Total long term debt	0	0	$ 144,460
Convertible notes payable, third party	(3,324,590)	(3,368,260)
Debt - related party, net of discount	$ 5,424,047	$ 5,326,049